Share-based payments - Amounts of shares granted and accrued under each plan (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Granted	$ 814	$ 1,440	$ 1,800
Accrued	667	1,020	1,800
Shares assigned in December 2020
Share-based payments
Granted			1,800
Accrued			$ 1,800
Shares assigned in December 2021
Share-based payments
Granted		1,440
Accrued	252	$ 1,020
Shares assigned in April 2022
Share-based payments
Granted	500
Accrued	317
Shares assigned in December 2022
Share-based payments
Granted	314
Accrued	$ 98